Prospectus supplement dated October 21, 2015
to the following prospectus(es):
BOA America's Income Annuity prospectus dated May 1, 2014
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
1) Effective immediately, the following changes apply to the contract:
(A)	The following underlying mutual fund will be available as an investment option under the contract:
•	Neuberger Berman Advisers Management Trust – AMT Growth Portfolio
(B)	The Neuberger Berman Advisers Management Trust – AMT Growth Portfolio is only available as an investment option to contracts issued prior to October 21, 2015.
Accordingly, the following changes apply to your prospectus:
(1)	Appendix A: Underlying Mutual Funds is amended to include the following:
Neuberger Berman Advisers Management Trust – AMT Growth Portfolio: I Class Shares
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Capital growth.
2) On June 24, 2015, the Board of Trustees of Neuberger Berman Advisers Management Trust approved a Plan of Reorganization of Neuberger Berman Advisers Management Trust - AMT Growth Portfolio (the “Target Fund”) into Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio (the “Surviving Fund”). The merger is expected to occur on or about November 6, 2015 (the “Merging Date”). Effective on or about November 4, 2015 (the “Closing Date”), the Target Fund will no longer be available to receive transfers or new purchase payments. After the Merging Date, the Target Fund will be dissolved. Any allocations made to the Target Fund will be automatically allocated to the Surviving Fund, subject to availability. As such, the following changes apply to the contract:
•	Effective on the Closing Date, the Surviving Fund is added as an investment option under the contract, and the following disclosure is added to Appendix A: Subaccount Information:
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class Shares
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Capital growth.
•	Effective on the Merging Date, any and all references in the prospectus to the Target Fund are deleted and replaced with the Surviving Fund.
•	Effective on the Merging Date, any and all allocations to the Target Fund are transferred to the Surviving Fund.
•	The Surviving Fund is only available as an investment option to contracts issued prior to November 6, 2015.
GWP-0568